Williams Capital Government Money Market Fund | Williams Capital Government Money Market Fund
WILLIAMS CAPITAL GOVERNMENT MONEY MARKET FUND SUMMARY
Investment Objective

Williams Capital Government Money Market Fund (the “Government Fund” or the “Fund”), a series of Williams Capital Management Trust (the “Trust”), seeks to provide its shareholders with a level of current income that is consistent with the goals of preservation of capital and liquidity.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Government Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	Williams Capital Government Money Market Fund Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none
Exchange Fee	none
Maximum Account Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		Williams Capital Government Money Market Fund Institutional Shares
Management Fees		0.12%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		0.08%
Total Annual Fund Operating Expenses		0.20%
Fee Waiver and/or Expense Reimbursement	[1]	none
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	0.20%
[1]	Williams Capital Management, LLC (the "Adviser") has contractually agreed to cap the Government Fund level operating expenses (Management Fees and Other Expenses) of the Institutional Shares at 0.20% (on an annualized basis) of the Institutional Shares' average daily net assets. The Adviser's contractual agreement to cap the Government Fund level operating expenses of the Institutional Shares will expire on March 1, 2015. Prior to that date, the Adviser's agreement to cap operating expenses can only be terminated by the Board of Trustees of the Trust.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Institutional Shares of the Government Fund for the time periods indicated and then redeem all of your Institutional Shares at the end of those periods. The Example also assumes that your investment has a 5% return and that the Institutional Shares’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Williams Capital Government Money Market Fund Institutional Shares	20	64	113	255

Principal Investment Strategies of the Fund

The Government Fund invests in cash, U.S. Treasury obligations, senior debt obligations of U.S. Government agencies that carry ratings equivalent to the ratings on U.S. Treasury obligations, and repurchase agreements collateralized by cash, U.S. Treasury obligations, and/or senior debt obligations of U.S. Government agencies that carry ratings equivalent to the ratings on U.S. Treasury obligations.

Principal Risks of Investing in the Fund

The prices of money market securities owned by the Government Fund generally rise when interest rates fall and fall when interest rates rise. As a result, an increase in interest rates could cause the value of your investment to decline.

An investment in the Government Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Government Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Government Fund.

Performance Information

The following bar chart and table demonstrate the risks of investing in the Government Fund by showing changes in the performance of the Government Fund’s Institutional Shares from year to year. The table includes all applicable fees. In June 2008, the Government Fund changed its investment strategy from investing in high-grade money market instruments generally to its current strategy. As a result, the performance for the periods prior to June 2008 is reflective of the Government Fund’s prior investment strategy. If the Adviser had not agreed to cap the Government Fund level operating expenses during these periods, returns would have been less than those shown. Past performance is not an indication of future performance.

INSTITUTIONAL SHARES As of December 31

	Institutional Shares
Best Quarter	3Q ‘07	1.33%
Worst Quarter	4Q ‘13	0.00%

Average Annual Total Returns For the Periods Ending 12/31/13
Average Annual Total Returns	One Year	Five Years	Ten Years
Williams Capital Government Money Market Fund Institutional Shares	0.02%	0.05%	1.70%

As of December 31, 2013, the Institutional Shares’ 7-day yield was 0.01%. Current yield information for the Institutional Shares is available toll-free by calling (866) WCM-FUND or (212) 461-6500.